Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Apr. 01, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning of period		$ (145.8)		$ (14.4)		$ (14.4)
Amounts reclassified from accumulated other comprehensive income (loss):
Total other comprehensive income (loss), net of income taxes		44.4		23.1		(131.4)		$ (113.9)		$ (173.3)
Equity, end of period		(101.4)				(145.8)		(14.4)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning of period		(72.6)		51.2		51.2		182.9		337.3
Other Comprehensive Income (Loss) before Reclassifications Tax [Abstract]
Increase (decrease)						(123.8)		(131.7)		(154.4)
Income tax impact						0.0		0.0		0.0
Other comprehensive income (loss) before reclassifications, net of income taxes		43.6		22.1		(123.8)		(131.7)		(154.4)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)		0.0		0.0		0.0		0.0		0.0
Income tax impact		0.0		0.0		0.0		0.0		0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		0.0		0.0		0.0		0.0		0.0
Total other comprehensive income (loss), net of income taxes		43.6		22.1		(123.8)		(131.7)		(154.4)
Equity, end of period		(29.0)		73.3		(72.6)		51.2		182.9
Pension & post-retirement plan benefit adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning of period	[1]	(73.2)		(65.6)		(65.6)		(83.4)		(64.5)
Other Comprehensive Income (Loss) before Reclassifications Tax [Abstract]
Increase (decrease)	[1]					(13.8)		17.6		(30.4)
Income tax impact	[1]					2.0		(5.0)		8.1
Other comprehensive income (loss) before reclassifications, net of income taxes	[1]	0.0		0.0		(11.8)		12.6		(22.3)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	[1]	1.1	[2]	1.3	[2]	5.5	[3]	6.9	[3]	4.5	[3]
Income tax impact	[1]	(0.3)		(0.3)		(1.3)		(1.7)		(1.1)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	[1]	0.8		1.0		4.2		5.2		3.4
Total other comprehensive income (loss), net of income taxes	[1]	0.8		1.0		(7.6)		17.8		(18.9)
Equity, end of period	[1]	(72.4)		(64.6)		(73.2)		(65.6)		(83.4)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning of period		(145.8)		(14.4)		(14.4)		99.5		272.8
Other Comprehensive Income (Loss) before Reclassifications Tax [Abstract]
Increase (decrease)						(137.6)		(114.1)		(184.8)
Income tax impact						2.0		(5.0)		8.1
Other comprehensive income (loss) before reclassifications, net of income taxes		43.6		22.1		(135.6)		(119.1)		(176.7)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)		1.1		1.3		5.5		6.9		4.5
Income tax impact		(0.3)		(0.3)		(1.3)		(1.7)		(1.1)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		0.8		1.0		4.2		5.2		3.4
Total other comprehensive income (loss), net of income taxes		44.4		23.1		(131.4)		(113.9)		(173.3)
Equity, end of period		$ (101.4)		$ 8.7		$ (145.8)		$ (14.4)		$ 99.5

[1]	Includes balances relating to non-U.S. employee defined benefit plans, supplemental executive retirement plans and other postretirement employee benefit plans.
[2]	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 6 for additional details).
[3]	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost (refer to Note 11 for additional details).